SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 3,183	$ 356,392	$ 928,388	$ 1,213,695
Cost of revenues	9,045	246,095	745,007	971,657
Gross profit	(5,862)	110,298	183,381	242,039
Operating expenses:
Total operating expenses	36,696	480,888	923,395	1,292,663
Loss from operations	(42,558)	(370,590)	(740,014)	(1,050,624)
Other income (expenses):
Interest expenses, net			(1,164)
Loss on disposal of fixed assets		(2,718)	(9,761)	(2,894)
Impairment of fixed asset			(229,600)
Other income, net	35,834	27,707	127,316	28,398
Total other income (expenses)	35,834	24,989	(113,209)	25,504
Loss before income tax provision	(6,724)	(345,601)	(853,223)	(1,025,120)
Selling and Marketing Expense [Member]
Operating expenses:
Total operating expenses		82	4,099	5,986
General and Administrative Expense [Member]
Operating expenses:
Total operating expenses	36,696	308,246	752,243	884,381
Research and Development Expense [Member]
Operating expenses:
Total operating expenses		$ 172,560	$ 167,053	$ 402,296